Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.5%
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD	150	$134,925
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	55	52,932
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	USD	55	54,273
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	USD	75	74,319
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	USD	45	46,171
8.13%, 05/01/27 (Call 05/01/24)(a)	USD	50	50,500
8.50%, 05/01/30 (Call 05/01/25)(a)	USD	70	72,376
9.25%, 10/01/28 (Call 10/01/25)(a)	USD	100	105,625
			591,121
Austria — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(c)	EUR	100	116,600
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)(c)	EUR	100	115,476
			232,076
Belgium — 0.2%
Ontex Group NV, 3.50%, 07/15/26 (Call 02/12/24)(c)	EUR	100	103,019
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/12/24)(a)	USD	200	189,925
			292,944
Canada — 3.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	70	63,975
3.88%, 01/15/28 (Call 09/15/24)(a)	USD	145	136,341
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	275	245,235
4.38%, 01/15/28 (Call 11/15/24)(a)	USD	70	66,634
5.75%, 04/15/25 (Call 04/15/24)(a)	USD	40	39,932
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	100	95,072
4.63%, 08/15/29 (Call 02/15/26)(a)	CAD	238	165,683
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)(a)	CAD	75	50,154
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)	USD	75	77,877
8.75%, 04/01/27 (Call 04/01/24)(a)	USD	25	25,990
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	75	72,860
7.13%, 06/15/26 (Call 06/15/24)(a)	USD	121	121,991
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	USD	60	61,118
7.88%, 04/15/27 (Call 04/15/24)(a)	USD	174	174,000
8.75%, 11/15/30 (Call 11/15/26)(a)	USD	75	78,662
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	44,497
6.25%, 09/15/27 (Call 09/15/24)(a)	USD	57	55,442
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	USD	110	108,630
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	USD	60	56,581
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	43,875
7.75%, 02/15/28 (Call 02/15/25)(a)	USD	30	30,616
9.50%, 11/01/27 (Call 11/01/24)(a)	USD	50	50,313
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	60	54,229
3.75%, 08/01/25 (Call 08/01/24)(a)	USD	80	77,716
4.00%, 08/01/28 (Call 08/01/24)(a)(b)	USD	75	68,622
Security		Par (000)	Value

Canada (continued)
4.25%, 06/01/25 (Call 06/01/24)(a)	USD	50	$49,065
4.38%, 08/15/29 (Call 08/15/24)(a)	USD	55	50,316
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	USD	75	70,050
5.13%, 12/15/26 (Call 12/15/24)(a)	USD	54	52,745
6.75%, 01/15/31 (Call 01/15/27)(a)	USD	95	97,242
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 02/15/29(a)	USD	10	10,000
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	USD	50	51,875
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 12/31/24)(a)	USD	45	43,536
7.00%, 12/31/27 (Call 12/31/24)(a)	USD	45	43,934
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	55	50,117
5.25%, 12/15/27 (Call 12/15/24)(a)	USD	60	57,750
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	50	48,828
7.13%, 02/01/27 (Call 02/01/24)(a)	USD	60	60,941
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	60	57,941
5.25%, 12/15/29 (Call 09/15/29)	USD	65	62,075
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	USD	57	47,951
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	54	52,667
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	100	92,625
8.50%, 11/15/28 (Call 11/15/25)(a)	USD	50	52,392
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/19/24)(a)	CAD	50	37,901
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	USD	90	83,594
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	USD	80	72,097
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	USD	90	81,455
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	USD	68	60,260
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/24)(a)	CAD	75	53,298
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	70	64,746
4.63%, 05/01/30 (Call 05/01/25)(a)	USD	80	73,672
5.88%, 07/15/27 (Call 07/15/24)(a)	USD	40	39,639
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	USD	60	61,204
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	USD	80	84,324
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	USD	75	71,421
SNC-Lavalin Group Inc., 7.00%, 06/12/26 (Call 06/01/26)	CAD	25	18,971
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(a)	CAD	50	34,735
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(a)	CAD	75	54,870
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 01/29/24)(a)	USD	65	65,169
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	125	80,109
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	100	69,099
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	USD	25	22,811
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	77,337
5.13%, 04/15/27 (Call 04/15/24)(a)	USD	60	59,175
			4,383,982

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

China — 0.1%
Swissport Investments SA, 6.75%, 12/15/21(c)(e)(f)	EUR	100	$1
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(c)	EUR	100	98,348
			98,349
Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(c)(d)	EUR	100	112,234

Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(c)	EUR	100	114,075

Finland — 0.2%
Citycon Treasury BV, 1.63%, 03/12/28 (Call 12/12/27)(c)	EUR	100	88,786
Huhtamaki Oyj, 4.25%, 06/09/27 (Call 03/09/27)(c)	EUR	100	108,177
			196,963
France — 4.6%
Adevinta ASA, 2.63%, 11/15/25 (Call 02/12/24)(c)	EUR	100	107,598
Air France-KLM, 8.13%, 05/31/28 (Call 02/28/28)(c)	EUR	100	122,084
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	USD	175	129,104
Altice France SA/France
2.50%, 01/15/25 (Call 02/12/24)(c)	EUR	100	102,328
3.38%, 01/15/28 (Call 02/12/24)(c)	EUR	100	83,573
4.13%, 01/15/29 (Call 03/01/24)(c)	EUR	100	82,333
5.13%, 01/15/29 (Call 09/15/24)(a)	USD	45	33,144
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	250	182,762
5.50%, 01/15/28 (Call 09/15/24)(a)	USD	100	77,756
5.88%, 02/01/27 (Call 02/12/24)(c)	EUR	100	92,482
8.13%, 02/01/27 (Call 08/01/24)(a)	USD	175	156,417
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(c)	EUR	100	28,132
2.50%, 11/07/28 (Call 08/07/28)(c)	EUR	100	27,882
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(c)	EUR	100	113,669
CAB SELAS, 3.38%, 02/01/28 (Call 03/01/24)(c)	EUR	100	98,036
Cerba Healthcare SACA, 3.50%, 05/31/28 (Call 05/31/24)(c)	EUR	100	94,632
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(d)(g)	USD	150	167,926
Elior Group SA, 3.75%, 07/15/26 (Call 03/01/24)(c)	EUR	100	100,739
Elis SA, 1.63%, 04/03/28 (Call 01/03/28)(c)	EUR	100	99,660
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(c)	EUR	100	92,285
Eramet SA, 7.00%, 05/22/28 (Call 02/22/28)(c)	EUR	100	109,096
Eutelsat SA
1.50%, 10/13/28 (Call 07/13/28)(c)	EUR	100	75,406
2.00%, 10/02/25 (Call 07/02/25)(c)	EUR	100	100,196
Forvia SE
2.38%, 06/15/27 (Call 02/12/24)(c)	EUR	100	100,535
2.63%, 06/15/25 (Call 03/01/24)(c)	EUR	135	142,518
2.75%, 02/15/27 (Call 03/01/24)(c)	EUR	100	102,321
3.13%, 06/15/26 (Call 03/01/24)(c)	EUR	100	104,784
3.75%, 06/15/28 (Call 03/01/24)(c)	EUR	100	104,596
Getlink SE, 3.50%, 10/30/25 (Call 03/01/24)(c)	EUR	100	106,900
Iliad Holding SASU
5.13%, 10/15/26 (Call 02/12/24)(c)	EUR	100	107,842
5.63%, 10/15/28 (Call 10/15/24)(c)	EUR	100	108,330
6.50%, 10/15/26 (Call 10/15/24)(a)	USD	125	122,509
7.00%, 10/15/28 (Call 10/15/24)(a)	USD	75	74,344
Security		Par (000)	Value

France (continued)
iliad SA
1.88%, 02/11/28 (Call 11/11/27)(c)	EUR	100	$98,755
2.38%, 06/17/26 (Call 03/17/26)(c)	EUR	100	103,207
5.38%, 02/15/29 (Call 11/15/28)(c)	EUR	100	110,730
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(c)	EUR	100	113,535
Kapla Holding SAS, 3.38%, 12/15/26 (Call 02/12/24)(c)	EUR	100	103,467
Loxam SAS
6.38%, 05/15/28 (Call 05/15/25)(c)	EUR	100	111,634
6.38%, 05/31/29 (Call 12/15/25)(c)	EUR	125	138,703
Paprec Holding SA, 6.50%, 11/17/27 (Call 11/17/25)(c)	EUR	100	114,169
Parts Europe SA, 6.50%, 07/16/25 (Call 02/06/24)(c)	EUR	100	107,869
Picard Groupe SAS, 3.88%, 07/01/26 (Call 03/13/24)(c)	EUR	100	104,536
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(c)(d)	EUR	100	105,243
Renault SA
1.13%, 10/04/27 (Call 07/04/27)(c)	EUR	100	97,734
1.25%, 06/24/25 (Call 03/24/25)(c)	EUR	100	103,654
2.38%, 05/25/26 (Call 02/25/26)(c)	EUR	200	207,492
2.50%, 06/02/27 (Call 03/02/27)(c)	EUR	100	102,624
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(c)	EUR	100	99,804
SNF Group SACA, 2.63%, 02/01/29 (Call 02/12/24)(c)	EUR	100	99,600
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(c)	EUR	100	105,126
Tereos Finance Groupe I SA, 4.75%, 04/30/27 (Call 04/30/24)(c)	EUR	100	107,902
Valeo SE
1.50%, 06/18/25 (Call 03/18/25)(c)	EUR	100	104,464
5.38%, 05/28/27 (Call 02/28/27)(c)	EUR	100	111,330
5.88%, 04/12/29(c)	EUR	100	114,517
			5,818,014
Germany — 3.1%
Bayer AG
5.38%, 03/25/82 (Call 06/25/30)(c)(d)	EUR	100	101,954
6.63%, 09/25/83(c)	EUR	100	109,216
7.00%, 09/25/83(c)	EUR	100	110,523
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(c)(d)	EUR	100	103,330
Ceconomy AG, 1.75%, 06/24/26 (Call 03/24/26)(c)	EUR	100	96,115
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28 (Call 03/01/24)(c)	EUR	100	104,501
7.50%, 05/15/30 (Call 05/15/26)(c)	EUR	100	113,684
Commerzbank AG
4.00%, 03/23/26(c)	EUR	100	107,839
4.00%, 03/30/27(c)	EUR	70	75,938
4.00%, 12/05/30 (Call 09/05/25)(c)(d)	EUR	100	106,603
8.63%, 02/28/33 (Call 11/28/27)(c)(d)	GBP	100	134,556
CT Investment GmbH, 5.50%, 04/15/26 (Call 03/01/24)(c)	EUR	100	106,908
Douglas GmbH, 6.00%, 04/08/26 (Call 03/01/24)(c)	EUR	100	107,130
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(c)(d)	EUR	100	96,867
Gruenenthal GmbH, 6.75%, 05/15/30 (Call 05/15/26)(c)	EUR	100	115,058
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(c)	EUR	100	91,469
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	USD	85	72,880

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
PCF GmbH, 4.75%, 04/15/26 (Call 02/12/24)(c)	EUR	100	$87,449
ProGroup AG, 3.00%, 03/31/26 (Call 03/01/24)(c)	EUR	100	104,445
Renk AG/Frankfurt am Main, 5.75%, 07/15/25 (Call 02/12/24)(c)	EUR	100	107,718
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(c)	EUR	75	78,882
3.38%, 10/12/28 (Call 07/12/28)(c)	EUR	100	104,271
4.75%, 08/14/29 (Call 05/14/29)(c)	EUR	100	109,553
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 03/01/24)(c)	EUR	100	105,363
Tele Columbus AG, 3.88%, 05/02/25 (Call 02/12/24)(c)	EUR	100	67,109
thyssenkrupp AG, 2.50%, 02/25/25(c)	EUR	50	53,163
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 03/01/24)(c)	EUR	90	93,372
7.63%, 07/15/28 (Call 07/15/24)(a)	USD	25	24,937
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/24)(a)	USD	150	144,750
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 02/12/24)(c)	EUR	100	107,004
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31 (Call 01/15/27)(c)	EUR	100	108,487
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(c)	EUR	100	102,564
2.50%, 10/23/27 (Call 07/23/27)(c)	EUR	100	100,189
3.00%, 10/23/29 (Call 07/23/29)(c)	EUR	100	98,025
4.75%, 01/31/29 (Call 10/31/28)(c)	EUR	100	107,609
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(c)	EUR	100	99,761
2.75%, 05/25/27 (Call 02/25/27)(c)	EUR	100	101,965
5.75%, 08/03/26 (Call 07/03/26)(c)	EUR	100	110,819
ZF North America Capital Inc.
4.75%, 04/29/25(a)	USD	75	73,908
6.88%, 04/14/28 (Call 03/14/28)(a)	USD	50	51,333
7.13%, 04/14/30 (Call 02/14/30)(a)	USD	75	79,117
			3,976,364
Greece — 1.1%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(c)(d)	EUR	100	100,306
7.50%, 06/16/27 (Call 06/16/26)(c)(d)	EUR	100	115,141
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26)(c)(d)	EUR	100	105,504
Eurobank Ergasias Services & Holdings SA, 10.00%, 12/06/32 (Call 12/06/27)(c)(d)	EUR	100	122,508
Eurobank SA
5.88%, 11/28/29(c)	EUR	100	112,513
7.00%, 01/26/29 (Call 01/26/28)(c)(d)	EUR	100	117,380
National Bank of Greece SA
4.50%, 01/29/29(c)	EUR	100	107,777
8.00%, 01/03/34(c)	EUR	100	116,982
Piraeus Bank SA
6.75%, 12/05/29(c)	EUR	100	114,012
8.25%, 01/28/27 (Call 01/28/26)(c)(d)	EUR	100	114,927
Piraeus Financial Holdings SA, 5.50%, 02/19/30 (Call 02/19/25)(c)(d)	EUR	100	106,426
Public Power Corp. SA, 4.38%, 03/30/26 (Call 03/01/24)(c)	EUR	100	107,576
			1,341,052
Security		Par (000)	Value

Hong Kong — 0.3%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 01/29/24)(a)	USD	70	$68,161
5.25%, 04/26/26 (Call 04/26/24)(a)	USD	50	47,952
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	125	111,250
5.63%, 07/17/27 (Call 07/17/24)(a)	USD	50	47,389
5.75%, 07/21/28 (Call 07/21/24)(a)	USD	75	69,869
			344,621
Ireland — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(d)	USD	50	49,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/24)(a)	USD	75	56,250
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/24)(a)	USD	110	104,282
eircom Finance DAC, 3.50%, 05/15/26 (Call 03/01/24)(c)	EUR	125	130,894
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(c)	EUR	100	112,502
GGAM Finance Ltd.
7.75%, 05/15/26 (Call 11/15/25)(a)	USD	25	25,496
8.00%, 02/15/27 (Call 08/15/26)(a)	USD	20	20,555
8.00%, 06/15/28 (Call 12/15/27)(a)	USD	70	72,865
			572,644
Israel — 1.4%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(c)	USD	60	55,327
5.38%, 03/30/28 (Call 09/30/27)(a)(c)	USD	56	49,196
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	USD	70	58,341
8.50%, 09/30/33(a)(c)	USD	65	60,970
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	USD	55	53,006
6.50%, 06/30/27 (Call 12/30/26)(a)(c)	USD	55	51,336
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	USD	60	54,117
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	104,399
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	151,956
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	107,669
7.38%, 09/15/29 (Call 06/15/29)	EUR	100	117,366
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	122,086
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	USD	310	288,078
4.75%, 05/09/27 (Call 02/09/27)	USD	100	96,522
5.13%, 05/09/29 (Call 02/09/29)	USD	100	96,356
6.75%, 03/01/28 (Call 12/01/27)	USD	125	128,125
7.13%, 01/31/25 (Call 10/31/24)	USD	25	25,205
7.88%, 09/15/29 (Call 06/15/29)	USD	50	54,051
8.13%, 09/15/31 (Call 06/15/31)	USD	50	55,067
			1,729,173
Italy — 4.2%
Banca IFIS SpA, 6.13%, 01/19/27(c)	EUR	100	110,854
Banca Monte dei Paschi di Siena SpA 2.63%, 04/28/25(c)	EUR	100	104,882
6.75%, 03/02/26 (Call 03/02/25), (3-mo. EURIBOR + 3.206%)(c)(d)	EUR	100	109,665
10.50%, 07/23/29(c)	EUR	100	123,749
Banca Popolare di Sondrio SPA, 5.50%, 09/26/28(c)	EUR	100	112,518
Banco BPM SpA
3.25%, 01/14/31 (Call 01/14/26)(c)(d)	EUR	100	104,651
5.00%, 09/14/30 (Call 09/14/25)(c)(d)	EUR	100	108,903

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
6.00%, 06/14/28, (3-mo. EURIBOR + 2.800%)(c)	EUR	150	$169,942
BPER Banca
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(c)(d)	EUR	150	168,869
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(c)(d)	EUR	150	171,506
Cerved Group SpA, 6.00%, 02/15/29 (Call 03/15/25)(c)	EUR	100	98,330
doValue SpA, 3.38%, 07/31/26 (Call 02/12/24)(c)	EUR	100	97,122
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26 (Call 02/14/24)(c)	EUR	100	104,273
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(c)	EUR	100	100,000
Iccrea Banca SpA
4.75%, 01/18/32 (Call 10/18/26)(c)(d)	EUR	100	104,737
6.88%, 01/20/28 (Call 01/20/27), (3-mo. EURIBOR + 4.045%)(c)(d)	EUR	100	116,055
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 02/12/24)(c)	EUR	100	103,707
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31 (Call 01/19/31)(c)	EUR	100	96,024
1.88%, 07/08/26 (Call 04/08/26)(c)	EUR	100	103,919
International Design Group SpA, 10.00%, 11/15/28 (Call 11/15/25)(c)	EUR	100	112,010
Intesa Sanpaolo SpA
2.86%, 04/23/25(c)	EUR	100	106,759
2.93%, 10/14/30(c)	EUR	100	97,179
3.93%, 09/15/26(c)	EUR	100	107,892
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(d)	USD	60	49,755
5.15%, 06/10/30(c)	GBP	100	115,145
5.71%, 01/15/26(a)	USD	150	149,713
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(c)	EUR	100	116,137
Mundys SpA
1.88%, 07/13/27 (Call 04/13/27)(c)	EUR	100	100,295
1.88%, 02/12/28 (Call 11/12/27)(c)	EUR	100	97,510
4.75%, 01/24/29(c)	EUR	100	108,621
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(c)	EUR	100	101,885
2.13%, 04/30/29 (Call 01/30/29)(c)	EUR	100	95,286
Rossini Sarl, 6.75%, 10/30/25 (Call 02/12/24)(c)	EUR	100	107,934
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(c)	EUR	100	103,083
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(c)	EUR	100	115,033
7.88%, 07/31/28 (Call 05/01/28)(c)	EUR	200	238,018
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(c)	EUR	100	92,592
2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	100	100,752
2.75%, 04/15/25 (Call 01/15/25)(c)	EUR	100	105,624
3.00%, 09/30/25(c)	EUR	100	105,619
3.63%, 05/25/26(c)	EUR	100	106,315
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(c)(d)	EUR	200	202,750
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(d)	USD	135	126,562
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(d)	USD	85	83,159
Security		Par (000)	Value

Italy (continued)
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(d)	USD	125	$129,239
Webuild SpA
5.88%, 12/15/25 (Call 06/15/25)(c)	EUR	100	110,281
7.00%, 09/27/28(c)	EUR	100	113,588
			5,408,442
Japan — 0.5%
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(d)(g)	USD	70	59,387
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(d)(g)	USD	110	75,316
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(c)	EUR	100	101,629
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	150	157,680
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	126,112
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	108,046
			628,170
Luxembourg — 1.4%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/24)(a)	USD	40	39,450
Albion Financing 2 Sarl, 8.75%, 04/15/27 (Call 10/15/24)(a)	USD	50	50,125
Altice Financing SA
4.25%, 08/15/29 (Call 08/15/24)(c)	EUR	100	94,741
5.00%, 01/15/28 (Call 01/15/25)(a)	USD	100	89,750
5.75%, 08/15/29 (Call 08/15/24)(a)	USD	200	173,613
Altice Finco SA, 4.75%, 01/15/28 (Call 03/01/24)(c)	EUR	100	91,138
Altice France Holding SA
4.00%, 02/15/28 (Call 03/01/24)(c)	EUR	100	46,008
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	100	44,500
8.00%, 05/15/27 (Call 02/12/24)(c)	EUR	100	56,991
10.50%, 05/15/27 (Call 05/15/24)(a)	USD	150	86,201
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(c)	EUR	100	104,132
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 03/01/24)(c)	EUR	100	86,637
Herens Midco Sarl, 5.25%, 05/15/29 (Call 05/15/24)(c)	EUR	100	75,004
INEOS Finance PLC, 6.63%, 05/15/28 (Call 02/15/25)(c)	EUR	100	110,786
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	USD	290	274,210
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/24)(c)	EUR	100	69,042
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(c)	EUR	100	107,159
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 03/01/24)(c)	EUR	100	106,316
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 03/01/24)(c)	EUR	100	105,455
			1,811,258
Macau — 0.6%
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	USD	75	69,915
5.25%, 06/18/25 (Call 01/09/24)(a)	USD	35	34,162
5.88%, 05/15/26 (Call 05/15/24)(a)	USD	75	73,450
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/25)(a)	USD	95	81,106
6.00%, 07/15/25 (Call 07/15/24)(a)	USD	50	49,087

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Macau (continued)
6.50%, 01/15/28 (Call 07/15/24)(a)	USD	60	$55,850
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	USD	100	89,000
5.50%, 01/15/26 (Call 01/29/24)(a)	USD	75	72,728
5.50%, 10/01/27 (Call 10/01/24)(a)	USD	75	70,577
5.63%, 08/26/28 (Call 08/26/24)(a)	USD	150	139,349
			735,224
Netherlands — 1.6%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31 (Call 01/15/27)(c)	GBP	100	136,026
Maxeda DIY Holding BV, 5.88%, 10/01/26 (Call 02/12/24)(c)	EUR	100	87,167
Nobian Finance BV, 3.63%, 07/15/26 (Call 03/01/24)(c)	EUR	100	103,366
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(c)	EUR	175	183,384
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/24)(c)	EUR	150	151,778
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/12/24)(c)	EUR	100	100,370
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	USD	150	131,482
TMNL Holding BV, 3.75%, 01/15/29 (Call 01/15/25)(c)	EUR	100	101,628
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 03/01/24)(c)	EUR	100	105,002
5.50%, 08/15/26 (Call 08/15/24)(a)	USD	75	73,224
8.50%, 08/15/27 (Call 08/15/24)(a)	USD	75	73,317
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 02/12/24)(c)	EUR	100	103,440
Versuni Group BV, 3.13%, 06/15/28 (Call 06/15/24)(c)	EUR	100	94,301
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	USD	150	130,500
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 02/12/24)(c)	EUR	100	93,953
Ziggo Bond Co. BV
3.38%, 02/28/30 (Call 02/15/25)(c)	EUR	100	91,729
5.13%, 02/28/30 (Call 02/15/25)(a)	USD	50	42,145
6.00%, 01/15/27 (Call 01/15/25)(a)(b)	USD	75	73,599
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100	98,115
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	85	75,974
			2,050,500
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83 (Call 11/15/28)(c)(d)	EUR	100	115,205

Portugal — 0.5%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(c)(d)	EUR	100	105,109
Caixa Central de Credito Agricola Mutuo CRL, 2.50%, 11/05/26 (Call 11/05/25)(c)(d)	EUR	100	101,907
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(c)(d)	EUR	100	97,933
1.88%, 08/02/81 (Call 05/02/26)(c)(d)	EUR	100	100,919
5.94%, 04/23/83 (Call 01/23/28)(c)(d)	EUR	100	112,379
Security		Par (000)	Value

Portugal (continued)
Novo Banco SA, 9.88%, 12/01/33 (Call 06/01/28)(c)(d)	EUR	100	$121,940
			640,187
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28 (Call 03/01/24)(c)	EUR	100	98,996
4.63%, 08/15/28 (Call 08/15/24)(c)	EUR	100	101,460
6.75%, 02/15/31 (Call 02/05/27)(c)	EUR	100	108,610
			309,066
Spain — 2.5%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(c)(d)	EUR	100	106,757
ACS Actividades de Construccion y Servicios SA, 1.38%, 06/17/25 (Call 03/17/25)(c)	EUR	100	104,341
Banco de Credito Social Cooperativo SA
7.50%, 09/14/29(c)(d)	EUR	100	116,060
8.00%, 09/22/26 (Call 09/22/25)(c)(d)	EUR	100	113,733
Banco de Sabadell SA
5.25%, 02/07/29 (Call 02/07/28)(c)(d)	EUR	100	112,145
5.38%, 09/08/26 (Call 09/08/25)(c)(d)	EUR	100	110,238
5.50%, 09/08/29(c)	EUR	100	112,846
6.00%, 08/16/33 (Call 05/16/28)(c)(d)	EUR	100	109,559
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(c)	EUR	100	100,061
1.00%, 09/15/27 (Call 06/15/27)(c)	EUR	100	99,111
1.25%, 01/15/29 (Call 10/15/28)(c)	EUR	100	96,899
2.00%, 09/15/32 (Call 06/15/32)(c)	EUR	100	93,676
2.00%, 02/15/33 (Call 11/15/32)(c)	EUR	100	92,686
2.25%, 04/12/26 (Call 01/12/26)(c)	EUR	100	105,029
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(c)	EUR	100	95,643
1.88%, 06/26/29 (Call 03/26/29)(c)	EUR	100	98,798
Cirsa Finance International Sarl
7.88%, 07/31/28(c)	EUR	100	112,843
10.38%, 11/30/27 (Call 11/09/24)(c)	EUR	100	116,074
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 03/01/24)(c)	EUR	100	103,274
eDreams ODIGEO SA, 5.50%, 07/15/27 (Call 03/01/24)(c)	EUR	100	106,606
Eroski S Coop, 10.63%, 04/30/29(c)	EUR	100	114,970
Grifols SA
1.63%, 02/15/25 (Call 03/01/24)(c)	EUR	100	104,836
3.20%, 05/01/25 (Call 03/01/24)(c)	EUR	100	102,944
3.88%, 10/15/28 (Call 10/15/24)(c)	EUR	125	114,004
Grupo-Antolin Irausa SA, 3.38%, 04/30/26 (Call 02/12/24)(c)	EUR	100	99,164
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(c)(d)	EUR	100	103,451
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(c)	EUR	100	104,179
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 02/14/24)(c)	EUR	150	157,440
Unicaja Banco SA, 6.50%, 09/11/28 (Call 09/11/27)(c)(d)	EUR	100	112,750
Via Celere Desarrollos Inmobiliarios SA, 5.25%, 04/01/26 (Call 03/01/24)(c)	EUR	100	105,943
			3,226,060
Supranational — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	100	100,873

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 1.0%
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(c)	EUR	100	$94,585
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(c)(d)	EUR	100	90,582
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(c)	EUR	100	61,919
Intrum AB
3.00%, 09/15/27 (Call 02/12/24)(c)	EUR	100	74,136
3.50%, 07/15/26 (Call 02/12/24)(c)	EUR	100	81,013
4.88%, 08/15/25 (Call 02/12/24)(c)	EUR	100	94,293
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27 (Call 05/12/27)(c)	EUR	100	74,363
2.38%, 09/04/26 (Call 06/04/26)(c)	EUR	100	82,858
SBB Treasury OYJ, 1.13%, 11/26/29 (Call 08/26/29)(c)	EUR	125	84,772
Stena International SA, 7.25%, 01/15/31 (Call 01/15/27)(a)	USD	50	50,026
Verisure Holding AB
3.25%, 02/15/27 (Call 02/12/24)(c)	EUR	100	103,809
3.88%, 07/15/26 (Call 02/12/24)(c)	EUR	100	105,996
7.13%, 02/01/28 (Call 02/01/25)(c)	EUR	100	113,344
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(c)	EUR	100	103,025
Volvo Car AB, 2.50%, 10/07/27 (Call 07/07/27)(c)	EUR	100	101,557
			1,316,278
Switzerland — 0.3%
Dufry One BV, 2.00%, 02/15/27 (Call 03/01/24)(c)	EUR	100	100,961
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(c)	EUR	100	105,527
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	USD	95	68,761
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	USD	35	29,289
9.50%, 06/01/28 (Call 06/01/25)(a)	USD	50	42,370
			346,908
United Kingdom — 5.8%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(c)	EUR	100	103,538
B&M European Value Retail SA, 8.13%, 11/15/30 (Call 11/15/26)(c)	GBP	100	134,345
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(c)	EUR	150	150,181
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 03/01/24)(c)	GBP	175	209,420
Bellis Finco PLC, 4.00%, 02/16/27 (Call 03/01/24)(c)	GBP	100	115,593
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25)(c)(d)	EUR	100	103,208
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(d)	USD	50	46,893
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(d)	USD	45	39,555
Canary Wharf Group Investment Holdings PLC, 2.63%, 04/23/25 (Call 03/23/25)(c)	GBP	100	117,536
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/24)(a)	USD	175	171,063
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 03/01/24)(c)	GBP	100	106,053
Deuce Finco PLC, 5.50%, 06/15/27 (Call 03/01/24)(c)	GBP	100	119,128
Security		Par (000)	Value

United Kingdom (continued)
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	USD	200	$211,250
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29 (Call 01/15/26)(a)	USD	200	188,250
Heathrow Finance PLC, 3.88%, 03/01/27(c)(h)	GBP	100	119,298
Iceland Bondco PLC, 10.88%, 12/15/27 (Call 08/15/25)(c)	GBP	100	135,349
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 02/12/24)(c)	EUR	100	103,744
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 02/12/24)(c)	EUR	100	104,148
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(c)	EUR	100	99,498
3.75%, 03/25/29 (Call 12/25/28)(c)	EUR	100	104,464
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(c)	EUR	100	107,856
4.50%, 10/01/27 (Call 07/01/27)(a)	USD	50	47,255
5.88%, 01/15/28 (Call 01/15/25)(a)	USD	80	78,598
7.75%, 10/15/25 (Call 10/15/24)(a)	USD	60	60,459
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 03/01/24)(c)	GBP	100	122,900
Kane Bidco Ltd., 6.50%, 02/15/27 (Call 03/01/24)(c)	GBP	100	120,886
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)	USD	50	51,964
8.38%, 05/01/28 (Call 04/17/25)(a)	USD	50	52,274
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(c)	GBP	100	116,124
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(c)	EUR	100	111,500
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(c)(d)	EUR	100	98,748
5.63%, 06/18/73 (Call 06/18/25)(c)(d)	GBP	100	124,861
Nomad Foods Bondco PLC, 2.50%, 06/24/28 (Call 06/24/24)(c)	EUR	100	99,463
Ocado Group PLC, 3.88%, 10/08/26 (Call 03/01/24)(c)	GBP	100	109,802
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	USD	25	25,125
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26 (Call 03/01/24)(c)	EUR	100	106,180
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 03/01/24)(c)	GBP	100	123,582
Pinnacle Bidco PLC, 10.00%, 10/11/28 (Call 10/11/25)(c)	GBP	100	133,116
Playtech PLC, 5.88%, 06/28/28(c)	EUR	100	107,549
Punch Finance PLC, 6.13%, 06/30/26 (Call 06/30/24)(c)	GBP	100	121,613
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(c)	EUR	100	97,937
3.63%, 10/14/25 (Call 07/14/25)(a)	USD	85	81,925
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	100	100,140
5.75%, 10/15/27 (Call 07/15/27)(c)	GBP	100	127,058
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 03/01/24)(c)	EUR	100	102,644
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 03/01/24)(c)	GBP	100	122,419
Synthomer PLC, 3.88%, 07/01/25 (Call 03/01/24)(c)	EUR	100	106,023
TalkTalk Telecom Group Ltd., 3.88%, 02/20/25 (Call 02/12/24)(c)	GBP	100	104,629

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(c)	GBP	100	$94,520
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 02/12/24)(c)	GBP	100	111,732
Victoria PLC, 3.63%, 08/24/26 (Call 02/12/24)(c)	EUR	100	90,745
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	USD	75	66,930
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(c)	GBP	100	108,234
4.25%, 01/15/30 (Call 10/15/24)(c)	GBP	150	166,857
4.50%, 08/15/30 (Call 08/15/25)(a)	USD	90	80,418
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	150	144,375
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 03/01/24)(c)	GBP	100	115,447
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/24)(a)	USD	50	47,066
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(c)	EUR	150	147,185
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	125	109,241
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	135	120,994
Vodafone Group PLC
3.00%, 08/27/80 (Call 05/27/30)(c)(d)	EUR	100	96,759
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(d)	USD	40	37,278
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(d)	USD	95	82,650
6.50%, 08/30/84 (Call 05/30/29)(c)(d)	EUR	150	173,117
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	USD	180	185,928
8.00%, 08/30/86 (Call 05/30/31)(c)(d)	GBP	100	136,379
			7,360,999
United States — 62.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	USD	70	62,631
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	USD	35	31,981
8.25%, 02/01/29 (Call 02/01/26)(a)	USD	100	100,241
10.13%, 08/01/26 (Call 08/01/24)(a)	USD	35	36,471
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	USD	35	27,603
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	USD	60	46,976
Adient Global Holdings Ltd.
7.00%, 04/15/28 (Call 04/15/25)(a)	USD	50	51,063
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	USD	55	57,985
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	USD	85	78,069
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	USD	50	49,255
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	USD	40	41,517
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(a)	USD	55	52,190
3.50%, 03/15/29 (Call 09/15/24)(a)	USD	135	122,022
4.63%, 01/15/27 (Call 01/15/25)(a)	USD	140	135,947
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	85	81,387
5.88%, 02/15/28 (Call 08/15/24)(a)	USD	75	74,911
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	USD	85	85,850
7.50%, 03/15/26 (Call 03/15/24)(a)	USD	50	50,939
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)	USD	75	70,352
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	USD	30	28,411
Security		Par (000)	Value
United States (continued)
6.75%, 10/15/27 (Call 10/15/24)(a)	USD	130	$127,576
6.75%, 04/15/28 (Call 04/15/25)(a)	USD	110	110,583
7.00%, 01/15/31 (Call 01/15/27)(a)	USD	155	156,643
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	82,350
6.63%, 07/15/26 (Call 07/15/24)(a)	USD	170	167,110
9.75%, 07/15/27 (Call 07/15/24)(a)	USD	90	87,975
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(c)	EUR	100	98,407
4.63%, 06/01/28 (Call 06/01/24)(a)	USD	200	180,250
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	USD	110	95,752
4.75%, 10/01/27 (Call 10/01/24)(a)	USD	40	38,505
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	40	39,708
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	USD	105	105,174
6.70%, 02/14/33 (Call 11/16/32)(b)	USD	35	35,092
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	USD	80	51,680
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	95	73,259
4.75%, 08/01/25 (Call 01/29/24)	USD	85	81,841
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	USD	50	48,852
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	USD	65	66,021
8.50%, 05/15/29 (Call 11/15/25)(a)	USD	115	121,807
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	247	245,025
5.75%, 04/20/29(a)	USD	280	275,100
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	USD	60	52,500
6.50%, 04/01/27 (Call 04/01/24)(b)	USD	45	44,888
6.88%, 07/01/28 (Call 07/01/24)	USD	25	24,353
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	USD	35	31,162
4.00%, 01/15/28 (Call 01/15/25)(a)	USD	65	60,949
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	USD	50	49,162
5.75%, 05/20/27 (Call 02/20/27)	USD	50	47,901
5.88%, 08/20/26 (Call 05/20/26)	USD	70	68,145
9.38%, 06/01/28 (Call 06/01/25)(a)	USD	65	66,838
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	80	76,813
5.75%, 03/01/27 (Call 03/01/24)(a)	USD	55	54,591
5.75%, 01/15/28 (Call 01/15/25)(a)	USD	55	53,881
6.63%, 02/01/32 (Call 02/01/27)(a)	USD	65	64,594
7.88%, 05/15/26 (Call 05/15/24)(a)	USD	60	61,252
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	USD	60	57,032
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	16	16,478
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	USD	155	140,262
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	USD	95	90,199
6.75%, 02/15/27 (Call 02/15/24)(a)	USD	65	65,203

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/29/24)(a)	USD	60	$59,625
5.00%, 02/01/28 (Call 02/01/24)(a)	USD	110	106,225
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/24)(a)	USD	90	80,157
6.13%, 12/01/28 (Call 12/01/24)(a)	USD	35	30,233
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	USD	75	74,161
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	USD	50	50,090
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(c)	EUR	100	93,549
3.25%, 09/01/28 (Call 05/15/24)(a)	USD	50	43,688
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	USD	100	81,000
6.00%, 06/15/27 (Call 06/15/24)(a)	USD	50	49,344
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 03/04/24)(c)	EUR	100	97,068
4.13%, 08/15/26 (Call 08/15/24)(a)	USD	110	98,450
4.75%, 07/15/27 (Call 02/12/24)(c)	GBP	100	93,813
5.25%, 04/30/25 (Call 04/30/24)(a)	USD	75	73,312
5.25%, 08/15/27 (Call 08/15/24)(a)	USD	100	75,000
Aretec Group Inc.
7.50%, 04/01/29 (Call 04/01/24)(a)	USD	50	46,375
10.00%, 08/15/30 (Call 08/15/26)(a)	USD	70	75,963
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	USD	36	33,948
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	USD	70	64,605
4.75%, 03/01/30 (Call 03/01/25)	USD	35	32,425
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	USD	70	63,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	USD	65	61,190
7.00%, 11/01/26 (Call 11/01/24)(a)	USD	50	49,875
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	USD	25	25,514
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(c)	EUR	100	99,123
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	USD	30	27,152
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	USD	85	55,303
7.50%, 09/30/29 (Call 09/30/24)(a)	USD	35	16,423
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/24)(a)(b)	USD	50	47,248
7.00%, 08/15/25 (Call 01/29/24)(a)	USD	50	50,014
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)	USD	240	214,214
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	USD	45	46,198
Avantor Funding Inc.
2.63%, 11/01/25 (Call 02/12/24)(c)	EUR	100	105,545
3.88%, 11/01/29 (Call 11/01/24)(a)	USD	95	86,263
4.63%, 07/15/28 (Call 07/15/24)(a)	USD	130	123,347
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(a)	USD	50	49,826
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	USD	75	76,862
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	USD	50	46,125
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	USD	60	55,543
5.75%, 07/15/27 (Call 07/15/24)(a)	USD	40	38,706
Security		Par (000)	Value

United States (continued)
8.00%, 02/15/31 (Call 11/15/26)(a)	USD	50	$49,841
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 03/01/24)(c)	EUR	100	107,530
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 02/15/26)(a)	USD	50	52,063
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	75	66,641
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/24)(a)	USD	50	48,042
B&G Foods Inc.
5.25%, 09/15/27 (Call 03/01/24)(b)	USD	55	49,558
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	USD	45	46,952
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	USD	125	106,121
3.13%, 09/15/31 (Call 06/15/31)	USD	90	76,260
4.88%, 03/15/26 (Call 12/15/25)	USD	70	69,162
5.25%, 07/01/25	USD	95	94,667
6.00%, 06/15/29 (Call 05/15/26)	USD	85	85,691
6.88%, 03/15/28 (Call 11/15/24)	USD	65	67,188
Bath & Body Works Inc.
5.25%, 02/01/28(b)	USD	40	39,199
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	USD	105	106,302
7.50%, 06/15/29 (Call 06/15/24)(b)	USD	40	41,413
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	USD	140	145,260
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	USD	175	98,458
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	75	30,502
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	USD	50	20,952
5.50%, 11/01/25 (Call 01/29/24)(a)	USD	195	178,425
5.75%, 08/15/27 (Call 08/15/24)(a)	USD	60	36,020
6.13%, 02/01/27 (Call 02/01/24)(a)	USD	140	88,725
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	75	32,328
9.00%, 12/15/25 (Call 01/29/24)(a)(b)	USD	75	70,820
11.00%, 09/30/28(a)	USD	264	179,599
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	USD	40	40,372
Belden Inc., 3.38%, 07/15/31 (Call 07/15/26)(c)	EUR	100	97,521
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)	USD	30	29,606
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	USD	100	93,625
3.50%, 06/01/31 (Call 03/01/31)(b)	USD	80	68,700
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/24)(b)	USD	95	91,535
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	USD	75	68,625
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)	USD	130	137,150
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	USD	25	22,573
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)(b)	USD	95	94,918
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(a)	USD	60	56,850
5.50%, 07/15/25 (Call 06/18/24)(a)	USD	35	34,826
Brookfield Property Finance ULC
4.00%, 09/30/26 (Call 08/30/26)	CAD	125	85,514
7.13%, 02/13/28 (Call 01/13/28)	CAD	100	73,472

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)	USD	80	$70,914
5.75%, 05/15/26 (Call 05/15/24)(a)	USD	75	72,363
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	50	47,421
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	25	24,462
4.13%, 12/01/27 (Call 09/01/27)	USD	35	33,104
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	75	70,453
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	USD	125	111,726
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	55	52,511
6.38%, 06/15/32 (Call 06/15/27)(a)	USD	65	66,024
Burford Capital Global Finance LLC, 9.25%, 07/01/31 (Call 07/01/26)(a)	USD	50	52,125
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	USD	115	104,937
6.25%, 07/01/25 (Call 07/01/24)(a)	USD	305	306,574
6.50%, 02/15/32 (Call 02/15/27)(a)	USD	30	30,325
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	USD	180	184,288
8.13%, 07/01/27 (Call 07/01/24)(a)(b)	USD	185	189,869
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/24)(a)	USD	85	85,136
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)	USD	50	52,605
8.00%, 08/01/28 (Call 08/01/24)(a)	USD	75	78,131
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	USD	85	73,812
4.50%, 02/15/28 (Call 02/15/24)(a)	USD	105	99,889
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	60,045
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	USD	85	77,089
5.13%, 03/15/28 (Call 03/15/24)(a)	USD	125	119,227
5.25%, 06/01/26 (Call 06/01/24)(a)	USD	47	46,259
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)	USD	21	21,279
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	USD	60	61,469
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	USD	175	191,399
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	81,782
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/24)(c)	EUR	100	95,791
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	USD	35	30,601
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	USD	70	61,517
5.00%, 07/15/27 (Call 07/15/24)(a)	USD	50	47,988
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	USD	275	231,704
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	USD	185	147,466
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	260	225,958
4.50%, 05/01/32 (Call 05/01/26)	USD	310	258,656
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	155	127,294
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	285	253,311
4.75%, 02/01/32 (Call 02/01/27)(a)	USD	120	102,931
5.00%, 02/01/28 (Call 08/01/24)(a)	USD	240	224,717
5.13%, 05/01/27 (Call 05/01/24)(a)	USD	305	293,373
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	150	139,404
5.50%, 05/01/26 (Call 05/01/24)(a)	USD	70	69,391
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	USD	135	131,287
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	USD	105	106,116
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	USD	45	43,031
Security		Par (000)	Value

United States (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	USD	70	$69,292
5.50%, 05/01/25 (Call 05/01/24)(a)	USD	75	74,881
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	44,815
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	40	35,238
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	USD	75	76,481
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	USD	50	51,875
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	50	45,011
6.75%, 06/01/27 (Call 06/01/24)	USD	50	50,274
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	USD	35	31,869
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	USD	40	35,532
4.25%, 05/01/28 (Call 05/01/24)(a)(b)	USD	50	47,145
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	USD	114	117,181
9.50%, 01/01/31 (Call 01/01/26)(a)	USD	50	53,317
Chemours Co. (The)
4.00%, 05/15/26 (Call 03/01/24)	EUR	100	105,282
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	55	47,890
5.38%, 05/15/27 (Call 02/15/27)	USD	50	48,630
5.75%, 11/15/28 (Call 11/15/24)(a)(b)	USD	80	75,600
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)	USD	40	39,765
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	USD	57	56,560
6.75%, 04/15/29 (Call 04/15/24)(a)	USD	100	101,071
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	USD	120	95,300
5.25%, 05/15/30 (Call 05/15/25)(a)	USD	140	115,412
5.63%, 03/15/27 (Call 12/15/24)(a)	USD	180	166,509
6.00%, 01/15/29 (Call 01/15/25)(a)	USD	80	72,192
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	USD	115	75,344
6.88%, 04/01/28 (Call 04/01/24)(a)	USD	85	54,914
6.88%, 04/15/29 (Call 04/15/24)(a)	USD	115	78,847
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	USD	92	90,620
8.00%, 12/15/27 (Call 12/15/24)(a)(b)	USD	74	72,459
10.88%, 01/15/32 (Call 02/15/27)(a)	USD	100	104,513
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)	USD	75	71,365
5.50%, 04/01/27 (Call 04/01/24)(a)	USD	50	49,277
5.75%, 04/01/30 (Call 04/01/25)(a)	USD	120	116,108
6.75%, 05/01/31 (Call 05/01/26)(a)	USD	55	55,782
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	USD	60	55,350
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	USD	35	34,650
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/24)(a)	USD	65	64,740
7.00%, 06/15/25 (Call 06/15/24)(a)	USD	95	94,924
8.38%, 01/15/29 (Call 10/15/25)(a)	USD	110	114,256
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)	USD	155	162,907
8.63%, 11/01/30 (Call 11/01/26)(a)	USD	100	106,633
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	USD	130	138,416
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)	USD	32	31,980

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (Call 03/04/24)(c)	EUR	100	$106,926
6.25%, 05/15/26 (Call 05/15/24)(a)(b)	USD	110	109,862
6.75%, 05/15/28 (Call 05/15/25)(a)	USD	75	75,974
8.50%, 05/15/27 (Call 05/15/24)(a)(b)	USD	145	144,466
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	USD	85	78,274
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	USD	85	79,375
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(a)	USD	50	48,463
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	USD	50	50,778
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(b)	USD	130	122,270
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	82,720
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	USD	85	73,584
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	USD	75	78,281
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	USD	70	60,460
4.75%, 03/15/28 (Call 03/15/24)(a)	USD	85	80,980
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/24)	USD	45	44,699
6.75%, 03/15/26 (Call 03/15/24)(a)	USD	65	65,167
6.75%, 04/15/30 (Call 04/15/26)(a)	USD	75	75,375
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	USD	380	354,704
9.00%, 09/30/29 (Call 09/30/25)(a)	USD	370	349,502
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)	USD	40	39,806
8.75%, 04/15/30 (Call 04/15/25)(a)	USD	105	99,764
CMG Media Corp., 8.88%, 12/15/27 (Call 12/15/24)(a)(b)	USD	90	70,029
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(a)(b)	USD	40	38,600
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	USD	45	45,678
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	USD	105	86,035
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	70	52,577
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	USD	115	76,116
6.00%, 03/01/26 (Call 03/01/24)(a)	USD	140	121,275
7.13%, 07/01/28 (Call 07/01/24)(a)	USD	60	24,563
8.25%, 03/01/27 (Call 03/01/24)(a)	USD	100	45,374
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)	USD	65	24,018
6.00%, 06/15/25 (Call 01/09/24)(a)(b)	USD	106	84,270
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	USD	75	71,443
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	USD	85	73,631
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	USD	115	105,199
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)	USD	35	28,595
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	USD	60	52,038
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(c)	EUR	100	99,315
3.75%, 04/15/29 (Call 04/15/24)(a)	USD	50	45,000
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	USD	95	93,275
5.75%, 09/15/28(c)	EUR	100	112,286
6.50%, 04/15/26 (Call 04/15/24)(a)	USD	14	14,023
Security		Par (000)	Value

United States (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	USD	35	$33,562
6.63%, 07/15/30 (Call 07/16/26)(a)	USD	75	76,374
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	USD	75	64,812
5.00%, 09/01/30 (Call 09/01/25)	USD	40	34,221
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)	USD	125	116,790
7.50%, 12/15/33 (Call 12/15/28)(a)	USD	50	51,250
Credit Acceptance Corp., 9.25%, 12/15/28 (Call 12/15/25)(a)	USD	60	63,056
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)	USD	50	49,844
9.25%, 02/15/28 (Call 02/15/25)(a)	USD	100	104,175
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	USD	45	43,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	USD	35	33,833
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)	USD	90	88,094
Crown European Holdings SA
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	105,385
4.75%, 03/15/29 (Call 12/15/28)(c)	EUR	100	109,488
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	45	44,410
5.63%, 10/15/25 (Call 01/29/24)(a)	USD	100	99,585
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	USD	100	68,513
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	100	72,250
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	150	107,625
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	225	115,243
5.00%, 11/15/31 (Call 11/15/26)(a)	USD	35	17,684
5.38%, 02/01/28 (Call 02/01/24)(a)	USD	100	85,754
5.50%, 04/15/27 (Call 04/15/24)(a)	USD	125	112,314
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	225	119,171
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	150	127,485
7.50%, 04/01/28 (Call 04/01/24)(a)	USD	100	66,875
11.25%, 05/15/28 (Call 05/15/25)(a)	USD	100	101,500
11.75%, 01/31/29 (Call 01/31/26)(a)	USD	175	177,690
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	USD	78	30,810
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(a)	USD	50	49,313
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	USD	40	41,831
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	USD	65	64,919
5.75%, 02/15/28 (Call 02/15/24)(a)	USD	45	41,513
8.50%, 01/15/29 (Call 01/15/26)(a)	USD	50	50,063
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(c)	EUR	100	117,831
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	50	43,719
5.38%, 11/15/27 (Call 11/15/24)	USD	40	38,900
5.63%, 06/15/28 (Call 06/15/24)(b)	USD	30	29,149
Darling Global Finance BV, 3.63%, 05/15/26 (Call 02/12/24)(c)	EUR	100	107,248
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	USD	50	49,109
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	USD	105	104,351

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	150	$123,624
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	265	234,408
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	USD	60	54,735
4.38%, 04/19/28 (Call 01/19/28)(b)	USD	40	38,465
7.38%, 01/15/26 (Call 12/15/25)	USD	85	88,003
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	USD	70	71,229
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	USD	350	332,500
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	USD	235	185,504
5.75%, 12/01/28 (Call 12/01/27)(a)	USD	225	151,425
7.38%, 07/01/28 (Call 07/01/24)	USD	105	46,393
7.75%, 07/01/26	USD	200	116,200
5.13%, 06/01/29(b)	USD	150	57,900
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	USD	338	352,811
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	USD	40	29,593
4.75%, 02/15/28 (Call 08/15/27)(b)	USD	60	46,875
9.75%, 06/15/25 (Call 06/15/24)	USD	40	39,782
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	55	53,702
4.35%, 04/15/29 (Call 01/15/29)	USD	25	23,228
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	110	101,070
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	90	80,345
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	USD	50	45,066
5.50%, 06/01/28 (Call 06/01/24)(a)	USD	80	78,200
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)	USD	50	50,939
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	USD	50	51,331
Emerald Debt Merger Sub LLC
6.38%, 12/15/30 (Call 06/15/26)(c)	EUR	100	113,505
6.63%, 12/15/30 (Call 06/15/26)(a)(b)	USD	210	212,115
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	USD	65	62,023
4.63%, 04/01/31 (Call 03/30/26)(b)	USD	40	36,679
4.75%, 02/01/30 (Call 02/01/25)	USD	80	75,006
Encore Capital Group Inc., 4.25%, 06/01/28 (Call 06/01/24)(c)	GBP	100	109,506
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/25)(a)	USD	100	99,224
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(c)	EUR	100	95,459
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)	USD	65	58,581
4.75%, 06/15/28 (Call 07/01/24)(a)	USD	60	55,830
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)	USD	75	77,625
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	USD	50	48,688
5.63%, 01/15/28 (Call 07/15/27)(a)	USD	50	49,445
6.50%, 09/01/30 (Call 03/01/30)(a)	USD	95	97,050
Security		Par (000)	Value

United States (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	41	$40,050
4.85%, 07/15/26 (Call 04/15/26)	USD	40	39,227
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	USD	35	31,544
4.38%, 04/15/28 (Call 04/15/24)(a)	USD	50	47,348
4.75%, 04/15/29 (Call 01/15/29)(a)	USD	150	143,250
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	USD	75	73,986
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD	35	33,703
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	USD	80	75,382
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	USD	110	102,380
5.50%, 07/15/28 (Call 04/15/28)(b)	USD	85	84,084
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	35	34,913
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	75	75,937
7.50%, CALL, 06/01/27 (Call 06/01/24)(a)	USD	40	41,092
7.50%, CALL, 06/01/30 (Call 12/01/29)(a)	USD	50	53,629
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)(b)	USD	95	96,718
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(a)	USD	75	69,661
5.25%, 05/15/26 (Call 02/15/26)(a)	USD	35	34,566
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)	USD	65	64,066
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	USD	70	68,605
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	USD	100	91,875
6.75%, 01/15/30 (Call 01/15/25)(a)	USD	115	103,281
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(a)	USD	50	46,741
5.63%, 01/01/30 (Call 01/01/25)(a)	USD	35	33,278
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	55	47,930
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	35	29,423
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD	140	134,235
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(a)(b)	USD	50	52,678
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	100	96,888
6.50%, 10/01/25 (Call 01/29/24)(a)	USD	66	65,917
9.75%, 08/01/27 (Call 08/01/24)(a)	USD	40	41,548
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/25)(a)	USD	85	81,600
7.63%, 05/01/26 (Call 05/01/24)(a)	USD	45	44,775
12.00%, 10/01/28 (Call 10/01/25)(a)	USD	50	54,781
12.25%, 10/01/30 (Call 10/01/26)(a)	USD	50	55,641
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	USD	10	10,126
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	140	129,150
5.88%, 10/15/27 (Call 10/15/24)(a)	USD	110	105,712
5.88%, 11/01/29 (Call 11/01/24)(b)	USD	75	63,480
6.00%, 01/15/30 (Call 10/15/24)(a)	USD	95	80,512
6.75%, 05/01/29 (Call 05/01/24)(a)	USD	95	84,194
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	USD	75	75,867
8.75%, 05/15/30 (Call 05/15/25)(a)	USD	125	128,047

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
FXI Holdings Inc.
12.25%, 11/15/26 (Call 11/15/24)(a)(b)	USD	59	$57,481
12.25%, 11/15/26 (Call 11/15/24)(a)	USD	49	47,542
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	USD	80	68,475
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	USD	69	56,994
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(a)	USD	100	99,468
6.75%, 09/30/27 (Call 09/30/24)(a)	USD	90	91,411
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	USD	40	41,248
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 02/01/24)	USD	65	64,967
8.00%, 01/15/27 (Call 01/15/25)	USD	105	106,212
8.25%, 01/15/29 (Call 01/15/26)	USD	70	71,925
8.88%, 04/15/30 (Call 04/15/26)	USD	30	31,388
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	USD	70	61,859
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32 (Call 01/15/27)(a)	USD	55	56,443
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	USD	70	63,621
5.25%, 12/01/27 (Call 06/01/24)(a)	USD	60	58,904
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	85	82,092
5.00%, 05/31/26 (Call 05/31/24)(b)	USD	65	63,824
5.00%, 07/15/29 (Call 04/15/29)(b)	USD	70	65,717
5.25%, 04/30/31 (Call 01/30/31)(b)	USD	60	54,697
5.25%, 07/15/31 (Call 04/15/31)(b)	USD	65	58,987
5.63%, 04/30/33 (Call 01/30/33)	USD	40	36,133
9.50%, 05/31/25 (Call 05/31/24)	USD	70	70,976
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	USD	35	32,481
3.75%, 02/01/30 (Call 08/01/29)(a)	USD	40	35,873
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	USD	60	46,950
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	USD	120	94,350
5.88%, 07/15/26 (Call 07/15/24)(a)(b)	USD	75	73,485
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	USD	75	73,312
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/24)(a)	USD	25	24,998
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	USD	200	209,187
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/24)(a)	USD	100	90,757
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	USD	75	72,240
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	USD	60	60,270
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	USD	105	97,181
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	USD	25	24,831
8.00%, 06/15/27 (Call 03/15/27)(a)(b)	USD	75	77,707
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/25)(a)(b)	USD	115	108,203
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)	USD	50	52,170
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 01/29/24)(a)	USD	65	64,517
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)	USD	110	107,800
Security		Par (000)	Value

United States (continued)
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/24)(a)	USD	35	$31,500
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	USD	100	79,006
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	70	64,567
5.13%, 06/15/28 (Call 06/15/24)(a)	USD	45	43,831
5.50%, 10/15/30 (Call 10/15/25)(a)	USD	40	39,039
5.63%, 02/15/26 (Call 02/15/24)(a)	USD	75	74,359
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	55	53,210
6.00%, 04/15/30 (Call 04/15/25)(a)	USD	45	43,494
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	80	76,666
6.25%, 11/01/28 (Call 11/01/24)(a)	USD	50	49,815
6.25%, 04/15/32 (Call 04/15/27)(a)	USD	60	57,798
8.38%, 11/01/33 (Call 11/01/28)(a)	USD	55	58,788
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	145	124,506
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	75	68,602
4.00%, 05/01/31 (Call 05/01/26)(a)	USD	100	89,735
4.88%, 01/15/30 (Call 01/15/25)	USD	80	76,897
5.38%, 05/01/25 (Call 05/01/24)(a)	USD	35	34,998
5.75%, 05/01/28 (Call 05/01/24)(a)	USD	60	59,965
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD	50	44,081
5.00%, 06/01/29 (Call 06/01/24)(a)	USD	85	78,641
6.63%, 01/15/32 (Call 01/15/27)(a)	USD	64	64,166
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	USD	60	58,872
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	40	31,250
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(a)(b)	USD	100	89,905
4.63%, 02/01/28 (Call 02/01/24)(a)	USD	25	24,125
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	40	36,013
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	USD	65	56,601
5.38%, 08/01/28 (Call 08/01/24)(a)	USD	75	72,076
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	USD	40	37,745
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	USD	280	287,879
7.38%, 01/31/32 (Call 01/31/27)(a)	USD	180	184,086
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	USD	25	19,900
3.95%, 11/01/27 (Call 08/01/27)	USD	25	22,508
4.65%, 04/01/29 (Call 01/01/29)	USD	50	44,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	75	63,457
6.63%, 08/01/26	USD	60	41,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	60	50,025
5.25%, 05/15/27 (Call 11/15/26)	USD	117	105,154
6.25%, 05/15/26 (Call 05/15/24)	USD	105	100,579
6.38%, 12/15/25 (Call 01/29/24)	USD	70	68,862
9.75%, 01/15/29 (Call 10/15/28)(a)(b)	USD	75	77,156
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(b)	USD	50	37,300

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	USD	70	$54,425
6.38%, 05/01/26 (Call 05/01/24)	USD	75	64,500
8.38%, 05/01/27 (Call 05/01/24)(b)	USD	95	59,281
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	USD	175	162,981
International Game Technology PLC
2.38%, 04/15/28 (Call 03/01/24)(c)	EUR	100	100,936
4.13%, 04/15/26 (Call 04/15/24)(a)	USD	75	72,442
5.25%, 01/15/29 (Call 01/15/25)(a)	USD	75	73,132
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	60	60,282
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	50	50,066
IQVIA Inc.
2.88%, 09/15/25 (Call 02/12/24)(c)	EUR	100	106,010
2.88%, 06/15/28 (Call 02/12/24)(c)	EUR	200	204,655
5.00%, 10/15/26 (Call 10/15/24)(a)	USD	50	49,028
5.00%, 05/15/27 (Call 05/15/24)(a)	USD	120	117,257
6.50%, 05/15/30 (Call 05/15/26)(a)	USD	75	76,162
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	USD	105	93,999
4.88%, 09/15/27 (Call 09/15/24)(a)(b)	USD	95	91,682
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	95	88,764
5.00%, 07/15/28 (Call 07/15/24)(a)	USD	25	23,888
5.25%, 03/15/28 (Call 12/27/24)(a)	USD	90	87,216
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	USD	120	112,644
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	60	56,309
7.00%, 02/15/29 (Call 08/15/25)(a)	USD	100	102,526
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	USD	80	71,962
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	115	100,592
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD	130	119,772
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD	75	67,875
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	USD	60	51,143
4.63%, 03/01/28 (Call 03/01/24)(a)	USD	50	45,750
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	55	46,046
4.75%, 02/01/30 (Call 09/01/24)	USD	50	40,654
5.00%, 03/01/31 (Call 03/01/26)(b)	USD	61	48,648
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)	USD	75	73,406
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	USD	95	93,344
6.63%, 12/15/28 (Call 12/15/25)(a)	USD	65	65,894
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	USD	50	39,747
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	USD	50	44,422
6.75%, 07/15/26 (Call 07/15/24)(a)	USD	65	63,346
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	USD	45	36,808
10.50%, 07/15/27 (Call 07/15/24)(a)	USD	70	66,934
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	USD	70	64,633
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	53	47,507
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	55	48,388
3.75%, 02/15/28 (Call 02/15/24)	USD	50	46,563
Security		Par (000)	Value

United States (continued)
4.00%, 02/15/30 (Call 02/15/25)	USD	60	$54,906
4.88%, 01/15/29 (Call 01/15/25)(b)	USD	40	38,541
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	USD	90	82,125
4.38%, 01/31/32 (Call 01/31/27)(a)	USD	70	62,879
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	40	38,950
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	USD	50	48,290
3.50%, 08/18/26 (Call 06/18/26)	USD	85	81,202
3.90%, 08/08/29 (Call 05/08/29)	USD	75	69,226
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/25)(a)(b)	USD	80	72,600
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)	USD	100	90,101
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	USD	55	56,650
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	USD	75	66,004
6.75%, 10/15/27 (Call 10/15/24)(a)	USD	115	111,009
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	50	40,656
6.50%, 11/01/25 (Call 11/01/24)(a)	USD	50	47,063
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 01/29/24)(a)(b)	USD	60	56,091
Level 3 Financing Inc.
3.40%, 03/01/27	USD	75	73,687
3.63%, 01/15/29	USD	85	44,625
3.75%, 07/15/29	USD	90	47,250
3.88%, 11/15/29	USD	75	74,062
4.25%, 07/01/28	USD	125	70,000
4.63%, 09/15/27	USD	95	58,425
10.50%, 05/15/30	USD	70	69,793
11.00%, 11/15/29	USD	168	169,390
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(d)	USD	50	43,833
4.30%, 02/01/61 (Call 02/03/26)(a)	USD	80	52,178
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(a)	USD	78	76,835
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	USD	50	50,066
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/25)(a)	USD	45	35,609
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	USD	90	92,031
11.00%, 10/15/30 (Call 10/15/26)(a)	USD	100	106,451
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/15/24)(a)	USD	80	79,906
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	50	51,256
7.50%, 09/01/31 (Call 09/01/26)(a)	USD	50	51,945
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	80	71,800
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	50	44,740
4.63%, 12/15/27 (Call 12/15/24)(a)(b)	USD	25	23,927
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(a)	USD	45	41,569
4.75%, 10/15/27 (Call 10/15/24)(a)(b)	USD	95	90,494
6.50%, 05/15/27 (Call 05/15/24)(a)	USD	110	110,678
Lumen Technologies Inc.
4.00%, 02/15/27	USD	125	64,687
4.50%, 01/15/29 (Call 01/15/25)(a)	USD	80	19,543
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	USD	40	38,800

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	USD	40	$37,850
6.13%, 03/15/32 (Call 03/15/27)(a)	USD	45	42,501
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	USD	75	68,872
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	105	93,850
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)	USD	50	49,568
6.88%, 04/15/28 (Call 04/15/25)(a)	USD	45	45,949
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	USD	35	29,925
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	USD	35	31,257
4.63%, 06/01/28 (Call 06/01/24)(a)	USD	60	56,479
5.00%, 12/15/27 (Call 12/15/24)(a)	USD	50	48,480
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	USD	250	252,812
9.25%, 04/15/27 (Call 10/15/24)(a)	USD	135	130,275
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)	USD	210	190,325
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	75	70,676
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	USD	80	73,806
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	USD	430	389,150
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	USD	240	223,275
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	57	55,404
4.75%, 10/15/28 (Call 07/15/28)(b)	USD	65	61,298
5.50%, 04/15/27 (Call 01/15/27)	USD	66	64,946
5.75%, 06/15/25 (Call 03/15/25)	USD	65	65,020
6.75%, 05/01/25 (Call 05/01/24)	USD	60	60,109
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/24)(a)(b)	USD	90	70,215
7.88%, 05/01/29 (Call 04/01/24)(a)	USD	115	73,528
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	USD	40	34,254
6.50%, 05/01/28 (Call 05/01/24)(a)	USD	90	81,998
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	USD	60	48,600
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)	USD	50	49,379
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26 (Call 02/01/24)(a)	USD	100	93,930
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	50	43,816
3.88%, 05/15/32 (Call 02/15/32)(a)	USD	85	72,689
4.38%, 06/15/28 (Call 01/29/24)(a)	USD	55	51,442
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/29/24)(a)	USD	55	54,815
10.50%, 05/15/27 (Call 05/15/24)(a)	USD	50	51,375
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	USD	100	88,625
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	USD	90	71,726
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	96,415
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	92,442
3.50%, 03/15/31 (Call 03/15/26)(b)	USD	110	67,375
4.63%, 08/01/29 (Call 08/01/24)(b)	USD	100	67,664
5.00%, 10/15/27 (Call 09/07/24)(b)	USD	135	101,962
5.25%, 08/01/26 (Call 08/01/24)(b)	USD	50	42,341
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/24)	USD	45	44,495
6.38%, 07/15/28 (Call 07/15/24)	USD	36	35,958
Security		Par (000)	Value

United States (continued)
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	55	$47,713
4.75%, 09/15/29 (Call 09/15/24)	USD	25	23,680
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/15/24)(a)	USD	60	58,941
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	USD	70	71,195
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/24)(a)	USD	60	58,763
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	USD	60	54,013
5.50%, 08/15/28 (Call 08/15/24)(a)	USD	75	71,044
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	USD	85	78,297
6.00%, 01/15/27 (Call 01/15/25)(a)	USD	65	63,916
7.13%, 02/01/32 (Call 02/01/27)(a)	USD	20	19,850
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	55	49,913
5.00%, 03/15/27 (Call 09/15/26)	USD	60	57,205
5.50%, 03/15/29 (Call 06/15/28)	USD	65	58,662
6.75%, 06/25/25	USD	50	50,315
6.75%, 06/15/26	USD	50	50,248
9.38%, 07/25/30 (Call 10/25/29)	USD	45	46,900
11.50%, 03/15/31 (Call 03/15/27)	USD	50	54,632
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	USD	130	126,831
5.88%, 02/15/27 (Call 02/15/24)(a)	USD	95	93,314
7.75%, 02/15/29 (Call 11/15/28)(a)	USD	60	60,600
8.13%, 01/15/29 (Call 01/15/26)(a)	USD	75	78,398
8.38%, 02/01/28 (Call 02/01/25)(a)	USD	65	67,945
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	USD	50	47,766
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	USD	125	133,949
NCR Voyix Corp.
5.00%, 10/01/28 (Call 01/29/24)(a)	USD	70	65,803
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	110	102,445
5.25%, 10/01/30 (Call 10/01/25)(a)	USD	40	36,796
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	USD	250	238,156
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)	USD	135	130,629
6.75%, 09/15/25 (Call 09/15/24)(a)	USD	125	123,164
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	USD	50	49,045
5.20%, 04/01/26 (Call 01/01/26)(b)	USD	195	189,637
6.38%, 09/15/27 (Call 06/15/27)(b)	USD	35	34,418
6.63%, 09/15/29 (Call 06/15/29)	USD	60	58,441
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 02/15/24)(a)	USD	65	48,913
11.75%, 10/15/28 (Call 10/15/25)(a)	USD	55	59,690
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	USD	85	78,016
5.13%, 02/15/32 (Call 02/15/27)(a)	USD	60	56,309
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	USD	95	86,925
5.63%, 07/15/27 (Call 07/15/24)(a)	USD	150	145,587
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	50	47,235
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	USD	35	32,859
7.25%, 01/15/29 (Call 10/15/28)(a)	USD	75	77,250

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(a)	USD	35	$34,577
6.88%, 08/15/28 (Call 08/15/24)(a)	USD	195	196,133
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/26 (Call 02/01/24)(a)	USD	195	198,510
8.13%, 02/15/29 (Call 02/15/26)(a)	USD	30	30,137
8.38%, 02/15/32 (Call 02/15/27)(a)	USD	40	40,300
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	USD	110	107,250
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	USD	40	33,281
4.38%, 04/01/30 (Call 01/01/30)(b)	USD	55	47,847
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)	USD	50	50,970
8.75%, 06/15/31 (Call 06/15/26)(a)	USD	65	68,104
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/24)(a)	USD	65	60,861
3.88%, 08/15/31 (Call 08/15/26)(a)	USD	70	60,651
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	145	134,487
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(c)	EUR	100	100,530
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	35	30,984
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	105	90,023
3.88%, 02/15/32 (Call 02/15/27)(a)	USD	61	51,976
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	65	62,323
5.75%, 01/15/28 (Call 01/15/25)	USD	55	54,395
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	45	44,568
5.75%, 10/01/25 (Call 07/01/25)	USD	55	54,940
6.00%, 06/01/26 (Call 03/01/26)	USD	35	34,920
6.38%, 10/01/30 (Call 04/01/30)	USD	60	60,397
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)(b)	USD	45	22,217
4.50%, 02/01/25 (Call 11/01/24)	USD	45	38,618
OI European Group BV
4.75%, 02/15/30 (Call 11/15/24)(a)(b)	USD	40	37,020
6.25%, 05/15/28 (Call 05/15/25)(c)	EUR	100	112,377
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	USD	50	47,139
5.13%, 09/15/27 (Call 03/15/24)	USD	40	38,932
5.63%, 08/01/29 (Call 08/01/24)(b)	USD	60	59,084
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(c)	EUR	100	100,293
4.25%, 10/01/28 (Call 10/01/24)(a)	USD	125	113,750
9.75%, 11/15/28 (Call 06/01/25)(a)	USD	200	211,516
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)	USD	75	68,447
3.88%, 09/15/28 (Call 09/15/24)	USD	60	52,544
4.00%, 09/15/30 (Call 09/15/25)	USD	75	63,367
5.38%, 11/15/29 (Call 05/15/29)(b)	USD	70	64,707
6.63%, 01/15/28 (Call 07/15/27)(b)	USD	75	74,626
6.88%, 03/15/25	USD	120	120,497
7.13%, 03/15/26	USD	135	136,856
7.88%, 03/15/30 (Call 12/15/26)	USD	70	71,079
9.00%, 01/15/29 (Call 07/15/25)	USD	85	89,516
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	200	182,191
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	200	172,000
Security		Par (000)	Value

United States (continued)
2.88%, 04/30/28 (Call 04/30/24)(c)	EUR	150	$150,507
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(a)(b)	USD	35	31,196
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	50	44,000
5.00%, 08/15/27 (Call 08/15/24)(a)(b)	USD	55	52,846
7.38%, 02/15/31 (Call 11/15/26)(a)	USD	40	41,903
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	USD	50	43,977
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	USD	50	47,703
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/15/24)(a)	USD	60	59,918
7.25%, 05/15/31 (Call 05/15/26)(a)	USD	55	55,279
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 10/15/24)(a)	USD	100	93,312
4.38%, 10/15/28 (Call 10/15/24)(a)	USD	50	46,645
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(d)	USD	55	47,625
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	USD	95	84,722
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	70	64,504
5.88%, 10/01/28 (Call 10/01/24)(a)	USD	50	48,742
7.50%, 06/01/25 (Call 06/01/24)(a)	USD	60	60,330
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(b)	USD	70	68,578
7.88%, 09/15/30 (Call 09/15/26)(a)	USD	50	51,864
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	75	67,680
5.38%, 10/15/25 (Call 10/15/24)(a)	USD	50	49,125
5.75%, 09/15/31 (Call 09/15/26)(a)	USD	45	41,656
7.88%, 12/15/29 (Call 12/15/26)(a)	USD	65	67,011
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/24)	USD	30	29,175
3.75%, 06/15/29 (Call 06/15/24)	USD	50	44,600
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	USD	95	87,050
5.50%, 10/15/27 (Call 10/15/24)(a)	USD	105	102,382
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	USD	70	68,430
7.00%, 01/15/32 (Call 01/15/27)(a)	USD	95	97,806
8.00%, 04/15/27 (Call 04/15/24)(a)	USD	50	51,748
9.88%, 07/15/31 (Call 07/15/26)(a)	USD	55	61,050
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	USD	65	63,557
4.65%, 06/15/30 (Call 03/15/30)	USD	60	55,326
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	USD	100	93,030
7.75%, 02/15/29 (Call 02/15/24)(a)	USD	125	120,790
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/24)(b)	USD	85	82,131
5.25%, 07/01/30 (Call 06/15/25)	USD	105	99,882
Pike Corp., 8.63%, 01/31/31 (Call 01/31/27)(a)	USD	80	84,548
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	USD	75	63,286
4.25%, 04/15/31 (Call 04/15/26)	USD	90	81,081
6.25%, 07/01/33 (Call 04/01/33)	USD	100	102,260
6.88%, 05/15/34 (Call 02/15/34)	USD	50	53,369

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	USD	100	$89,950
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	130	119,275
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	USD	130	125,742
5.63%, 01/15/28 (Call 12/01/24)(a)	USD	90	88,548
5.75%, 03/01/27 (Call 03/01/24)(a)	USD	25	24,894
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD	40	38,218
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	USD	65	48,691
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	75	54,455
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	USD	50	48,518
8.25%, 02/01/28 (Call 02/01/24)(a)	USD	55	54,523
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	60	52,044
5.13%, 01/15/28 (Call 01/15/25)(a)	USD	35	34,177
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	80	73,700
5.75%, 04/15/26(a)	USD	135	134,985
6.25%, 01/15/28 (Call 01/15/25)(a)(b)	USD	130	128,749
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	USD	50	49,000
4.00%, 02/15/28 (Call 02/15/24)(a)	USD	25	23,610
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	USD	40	29,570
4.45%, 02/15/25 (Call 11/15/24)(b)	USD	60	58,143
4.75%, 02/15/27 (Call 11/15/26)(b)	USD	45	37,570
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/24)(a)	USD	20	5,967
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/24)(a)	USD	90	69,525
6.50%, 09/15/28 (Call 09/15/24)(a)	USD	90	38,700
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)	USD	60	39,400
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	USD	35	32,559
4.88%, 05/15/25 (Call 02/15/25)	USD	70	69,030
8.25%, 01/15/29 (Call 01/15/25)	USD	55	57,147
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	USD	5	3,513
5.75%, 01/15/29 (Call 01/15/25)(a)	USD	26	19,273
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 01/29/24)(a)(b)	USD	130	129,675
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)	USD	100	88,875
8.45%, 07/27/30 (Call 05/27/30)(a)	USD	25	26,348
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	USD	45	41,850
4.75%, 10/15/27 (Call 10/15/24)	USD	65	62,542
7.25%, 07/15/28 (Call 07/15/25)(a)	USD	40	41,441
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	USD	50	47,402
4.00%, 09/15/29 (Call 09/15/24)(a)	USD	40	35,542
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	USD	100	87,910
Security		Par (000)	Value

United States (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(a)	USD	120	$110,108
3.63%, 03/01/29 (Call 03/09/24)(a)	USD	75	66,661
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	USD	105	92,146
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	USD	90	76,153
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	USD	35	33,960
4.95%, 07/15/29 (Call 04/15/29)(a)	USD	45	43,016
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/24)(a)(b)	USD	70	62,900
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	USD	75	70,027
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	USD	60	59,812
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	USD	140	124,775
3.88%, 02/15/27 (Call 02/15/24)(b)	USD	145	138,483
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	USD	125	115,570
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	USD	50	45,250
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28 (Call 07/15/25)(c)	EUR	100	116,608
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	USD	45	37,924
4.38%, 02/01/32 (Call 08/01/26)	USD	40	33,516
4.50%, 10/15/29 (Call 10/15/24)(b)	USD	45	40,032
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/25)(a)(b)	USD	45	38,745
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/24)(a)	USD	35	31,496
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	USD	45	41,513
4.88%, 06/01/27 (Call 03/01/27)	USD	60	58,782
8.25%, 12/15/29 (Call 05/30/26)(a)	USD	55	59,249
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	USD	40	43,330
9.63%, 12/01/32 (Call 12/01/27)	USD	97	111,781
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	USD	48	44,879
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	USD	60	57,734
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	35	35,047
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31 (Call 11/15/26)(a)(b)	USD	50	52,477
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)	USD	70	70,303
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/24)(a)(b)	USD	115	114,760
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	USD	95	86,684
5.00%, 10/01/25(a)	USD	70	69,383
5.88%, 09/01/30 (Call 09/01/25)(a)	USD	50	49,305
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	80	69,600
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	50	46,021
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	65,230
4.00%, 05/15/31 (Call 05/15/26)	USD	80	71,045
4.63%, 12/15/27 (Call 12/15/24)	USD	50	48,420
5.13%, 06/01/29 (Call 06/01/24)(b)	USD	75	73,307
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	40	33,729
4.38%, 02/15/30 (Call 08/15/29)	USD	35	27,136

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.75%, 10/01/26 (Call 08/01/26)	USD	50	$46,412
4.95%, 02/15/27 (Call 08/15/26)	USD	45	41,175
4.95%, 10/01/29 (Call 07/01/29)(b)	USD	60	49,650
5.50%, 12/15/27 (Call 09/15/27)	USD	40	37,562
7.50%, 09/15/25 (Call 06/15/25)	USD	100	101,500
8.63%, 11/15/31 (Call 11/15/26)(a)	USD	95	100,248
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/01/24)	EUR	100	106,877
4.13%, 02/01/28 (Call 10/01/24)(b)	USD	35	32,775
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	61,800
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	40	30,758
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(a)	USD	90	84,037
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	USD	140	116,462
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	200	181,247
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	USD	155	135,625
5.00%, 08/01/27 (Call 08/01/24)(a)	USD	140	134,298
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	105	99,750
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	USD	40	39,873
7.25%, 05/15/31 (Call 05/03/26)(a)(b)	USD	80	81,600
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	25	23,408
4.20%, 10/29/25 (Call 09/29/25)	USD	50	48,845
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD	30	29,843
6.63%, 01/15/27 (Call 01/15/25)	USD	60	59,920
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 11/01/24)(a)	USD	105	102,021
8.88%, 11/15/31 (Call 11/15/26)(a)	USD	105	110,250
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	USD	40	36,212
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	USD	52	44,983
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/24)(a)	USD	75	72,000
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	USD	125	115,790
5.38%, 02/01/29 (Call 02/01/24)	USD	50	48,819
5.38%, 03/15/30 (Call 03/15/25)(b)	USD	115	111,102
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	USD	30	27,788
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	USD	70	60,149
9.38%, 11/30/29 (Call 11/30/25)(a)	USD	90	97,537
9.75%, 11/15/30 (Call 11/15/26)(a)	USD	115	121,181
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/24)(a)	USD	50	32,625
8.00%, 09/20/25 (Call 09/20/24)(a)(b)	USD	45	29,363
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	65	60,627
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	USD	60	56,038
6.13%, 07/01/29 (Call 07/01/24)(a)	USD	50	47,316
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	USD	195	191,114
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	USD	85	77,780
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(c)	EUR	100	101,261
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	95	80,674
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	144,977
4.75%, 01/15/28 (Call 01/15/25)(a)	USD	85	81,288
Security		Par (000)	Value

United States (continued)
5.00%, 02/15/27 (Call 02/15/24)(a)	USD	80	$77,706
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	USD	200	187,460
10.75%, 04/15/27 (Call 04/15/24)(a)	USD	85	65,875
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	USD	100	105,208
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	USD	50	46,524
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	USD	70	64,750
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	65,827
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	USD	55	49,228
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	65	58,423
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(a)	USD	70	67,697
7.25%, 01/15/31 (Call 01/15/27)(a)	USD	80	83,106
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	75	69,883
4.50%, 04/30/30 (Call 04/30/25)	USD	83	76,707
5.88%, 03/15/28 (Call 03/15/24)	USD	25	24,846
6.00%, 04/15/27 (Call 04/15/24)	USD	50	49,972
7.00%, 09/15/28 (Call 09/15/25)(a)	USD	45	46,071
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	USD	60	59,878
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	USD	110	116,339
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(a)	USD	70	66,745
6.00%, 03/01/27 (Call 03/01/24)(a)	USD	40	39,350
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	60,231
6.00%, 09/01/31 (Call 09/01/26)(a)	USD	55	50,815
7.38%, 02/15/29 (Call 02/16/26)(a)	USD	80	79,659
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	USD	10	10,138
9.38%, 02/01/31 (Call 02/01/27)(a)	USD	20	20,450
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	USD	45	43,008
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	40	39,759
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	35	34,891
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	USD	100	93,145
4.75%, 03/15/26 (Call 03/15/24)(a)	USD	55	53,732
5.00%, 09/15/29 (Call 09/15/24)	USD	105	96,713
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/24)(a)	USD	90	85,194
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(a)(b)	USD	125	105,476
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	USD	135	125,332
4.38%, 01/15/30 (Call 12/01/24)	USD	130	120,207
4.63%, 06/15/28 (Call 06/15/24)	USD	60	56,965
4.88%, 01/01/26 (Call 03/01/24)	USD	200	198,192
5.13%, 11/01/27 (Call 11/01/24)	USD	145	140,660
6.13%, 10/01/28 (Call 10/01/24)(b)	USD	235	233,825
6.13%, 06/15/30 (Call 06/15/25)	USD	185	185,129
6.25%, 02/01/27 (Call 02/01/24)	USD	145	144,714
6.75%, 05/15/31 (Call 05/16/26)(a)	USD	130	133,045
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	USD	175	152,826

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	60	$55,511
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	60	57,829
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	35	31,938
10.50%, 05/15/29 (Call 05/15/24)(a)	USD	65	58,987
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)	USD	100	93,324
4.88%, 05/01/29 (Call 05/01/24)(b)	USD	75	70,105
5.50%, 11/15/27 (Call 11/15/24)	USD	245	238,948
6.25%, 03/15/26 (Call 03/15/24)(a)	USD	405	401,991
6.75%, 08/15/28 (Call 02/15/25)(a)	USD	195	198,110
6.88%, 12/15/30 (Call 08/18/26)(a)	USD	150	153,582
7.13%, 12/01/31 (Call 12/01/26)(a)	USD	95	99,085
7.50%, 03/15/27 (Call 03/15/24)	USD	60	60,157
Transocean Inc.
7.50%, 01/15/26 (Call 01/09/24)(a)	USD	55	54,340
8.75%, 02/15/30 (Call 02/15/26)(a)	USD	138	143,892
11.50%, 01/30/27 (Call 07/30/24)(a)	USD	60	62,692
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)	USD	53	52,505
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD	75	77,344
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	USD	65	59,364
6.00%, 04/01/27 (Call 01/01/27)	USD	50	50,041
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	60	60,600
Triumph Group Inc.
7.75%, 08/15/25 (Call 01/29/24)	USD	52	52,033
9.00%, 03/15/28 (Call 03/15/25)(a)	USD	110	116,232
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	USD	105	92,641
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	USD	50	45,127
3.88%, 03/15/31 (Call 03/15/26)	USD	50	43,976
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	55	51,288
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	90	85,394
6.88%, 09/15/28 (Call 09/15/25)(a)	USD	45	46,197
7.25%, 01/15/32 (Call 09/15/26)(a)	USD	45	47,138
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	USD	135	127,533
6.25%, 01/15/28 (Call 01/09/24)(a)(b)	USD	60	60,045
7.50%, 09/15/27 (Call 09/15/24)(a)	USD	100	102,187
8.00%, 11/01/26 (Call 11/01/24)(a)	USD	145	147,588
UGI International LLC, 2.50%, 12/01/29 (Call 12/01/24)(c)	EUR	100	95,032
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	175	168,525
4.63%, 04/15/29 (Call 10/15/25)(a)	USD	190	176,001
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	USD	80	70,160
3.88%, 11/15/27 (Call 01/09/24)	USD	75	71,464
3.88%, 02/15/31 (Call 08/15/25)	USD	100	90,053
4.00%, 07/15/30 (Call 07/15/25)(b)	USD	70	64,037
4.88%, 01/15/28 (Call 01/15/25)(b)	USD	145	141,556
5.25%, 01/15/30 (Call 01/15/25)	USD	65	63,732
5.50%, 05/15/27 (Call 05/15/24)(b)	USD	47	46,895
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)	USD	75	74,158
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	USD	50	46,925
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	60	58,610
Security		Par (000)	Value

United States (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	USD	75	$49,688
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	USD	40	34,031
6.50%, 02/15/29 (Call 02/15/24)(a)	USD	105	73,778
10.50%, 02/15/28 (Call 09/15/25)(a)	USD	254	258,387
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	USD	105	93,187
6.63%, 06/01/27 (Call 06/01/24)(a)	USD	140	138,226
7.38%, 06/30/30 (Call 06/30/25)(a)	USD	90	88,229
8.00%, 08/15/28 (Call 08/15/25)(a)	USD	110	111,787
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	USD	65	64,594
6.88%, 09/01/27 (Call 09/01/24)	USD	55	54,860
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	USD	95	97,348
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	USD	50	42,753
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	35	34,660
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	70	64,519
10.50%, 11/01/26 (Call 01/29/24)(a)(b)	USD	55	55,264
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	USD	130	110,373
6.25%, 01/15/30 (Call 10/15/29)(a)	USD	90	90,249
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	125	111,716
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	110	97,316
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	USD	205	207,064
8.38%, 06/01/31 (Call 06/01/26)(a)	USD	215	217,419
9.50%, 02/01/29 (Call 11/01/28)(a)	USD	290	308,148
9.88%, 02/01/32 (Call 02/01/27)(a)	USD	200	210,250
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/24)(a)	USD	121	127,619
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 01/29/24)(a)	USD	165	140,662
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 01/29/24)(a)	USD	65	65,244
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)	USD	70	52,210
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(a)	USD	65	62,709
5.63%, 04/15/27 (Call 04/15/24)(a)(b)	USD	60	56,273
6.50%, 07/15/28 (Call 06/17/24)(a)(b)	USD	40	30,904
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/24)(a)	USD	65	62,648
7.00%, 02/15/29 (Call 02/15/24)(a)	USD	50	49,875
9.13%, 07/15/31 (Call 07/15/26)(a)	USD	75	80,133
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	110	101,489
5.00%, 07/31/27 (Call 07/31/24)(a)	USD	115	111,414
5.50%, 09/01/26 (Call 01/09/24)(a)(b)	USD	100	99,050
5.63%, 02/15/27 (Call 02/15/24)(a)	USD	120	118,350
7.75%, 10/15/31 (Call 10/15/26)(a)	USD	145	150,539
Vital Energy Inc.
9.75%, 10/15/30 (Call 10/15/26)	USD	55	58,169
10.13%, 01/15/28 (Call 01/15/25)(b)	USD	30	31,341
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	USD	70	67,035

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(b)	USD	25	$22,646
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	101,098
3.20%, 04/15/30 (Call 01/15/30)(b)	USD	46	40,585
3.45%, 06/01/26 (Call 03/01/26)	USD	69	66,069
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(a)(b)	USD	50	51,640
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	USD	150	153,198
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 01/29/24)(a)(e)(f)	USD	74	6,549
9.00%, 11/15/26 (Call 11/15/24)(a)(b)(e)(f)	USD	89	9,657
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(a)	USD	80	80,516
7.25%, 06/15/28 (Call 06/15/24)(a)	USD	140	143,544
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	USD	210	204,321
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 08/15/24)(a)	USD	40	37,700
6.13%, 06/15/25 (Call 06/15/24)(a)	USD	55	54,902
7.38%, 10/01/31 (Call 10/01/26)(a)	USD	45	47,161
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/24)(a)(b)	USD	125	109,654
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 03/01/24)(c)	EUR	100	102,401
3.00%, 02/15/31 (Call 02/15/26)(a)	USD	65	55,138
3.75%, 12/01/29 (Call 12/01/24)(a)	USD	55	49,507
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	55	49,019
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/24)(a)	USD	80	76,506
5.63%, 08/15/29 (Call 08/15/24)(a)	USD	120	105,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	USD	75	73,264
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	132	131,840
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	USD	75	70,849
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	USD	65	66,983
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	73,246
5.50%, 08/15/28 (Call 07/15/28)(a)	USD	75	68,072
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	USD	35	32,281
6.38%, 08/15/25 (Call 08/15/24)(a)	USD	46	46,043
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	USD	45	46,013
7.13%, 02/01/32 (Call 02/01/27)(a)	USD	50	50,992
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	95	83,724
4.63%, 01/31/32 (Call 10/01/26)	USD	105	97,306
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	75	71,911
5.38%, 04/01/32 (Call 04/01/27)(b)	USD	95	92,442
Security		Par (000)	Value

United States (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/29/24)(a)(b)	USD	130	$98,280
6.13%, 03/01/28 (Call 03/01/24)(a)	USD	110	72,875
			79,556,082
Total Corporate Bonds & Notes — 97.0%
(Cost: $129,713,671)			123,408,864

Fixed Rate Loan Interests

United States — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash and 12.00% PIK), 18.00%, 08/02/27(i)		$19	16,183

Total Fixed Rate Loan Interests — 0.0%
(Cost: $18,820)			16,183

Total Long-Term Investments — 97.0%
(Cost: $129,732,491)			123,425,047

		Shares

Short-Term Securities

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(j)(k)(l)		17,798,830	17,809,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(j)(k)		1,430,000	1,430,000

Total Short-Term Securities — 15.1%
(Cost: $19,227,969)			19,239,509

Total Investments — 112.1%
(Cost: $148,960,460)			142,664,556

Liabilities in Excess of Other Assets — (12.1)%			(15,445,447)

Net Assets — 100.0%			$127,219,109

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Perpetual security with no stated maturity date.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,490,082	$2,316,135	(a)	$—	$364	$2,928	$17,809,509	17,798,830	$19,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	710,000	720,000	(a)	—	—	—	1,430,000	1,430,000	10,911		—
					$364	$2,928	$19,239,509		$29,925		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$123,408,864	$—	$123,408,864
Fixed Rate Loan Interests	—	16,183	—	16,183
Short-Term Securities
Money Market Funds	19,239,509	—	—	19,239,509
	$19,239,509	$123,425,047	$—	$142,664,556

Portfolio Abbreviation

CAB	Capital Appreciation Bonds	PIK	Payment-in-kind
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2024

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar